Condensed Combined Statements Of Divisional Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at the beginning of the period	$ 98,889	$ 327,432	$ (1,589)	$ 498,652	$ 498,652
Net Income	21,720	(4,142)	100,527	(62,511)
Other comprehensive income (loss)	267	306	878	918
BCE disposition			667
Comprehensive income (loss)	21,987	(3,836)	102,072	(61,593)
Net decrease in Entertainment Investment	(77,373)	(3,091)	(56,980)	(116,554)
Balance at the end of the period	43,503	320,505	43,503	320,505	(1,589)	$ 498,652
Sphere Entertainment Investment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at the beginning of the period	133,018	358,035	33,265	529,500	529,500
Net Income	21,720	(3,930)	101,080	(61,932)
Other comprehensive income (loss)	0	0	0	0
BCE disposition			0
Comprehensive income (loss)	0	0	0	0
Net decrease in Entertainment Investment	(77,373)	(3,091)	(56,980)	(116,554)
Balance at the end of the period	77,365	351,014	77,365	351,014	33,265	529,500
Accumulated Other Comprehensive Income (Loss)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at the beginning of the period	(34,129)	(32,986)	(34,740)	(33,598)	(33,598)
Net Income	0	0	0	0
Other comprehensive income (loss)	267	306	878	918
BCE disposition			0
Comprehensive income (loss)	0	0	0	0
Net decrease in Entertainment Investment	0	0	0	0
Balance at the end of the period	(33,862)	(32,680)	(33,862)	(32,680)	(34,740)	(33,598)
Total MSG Entertainment Divisional Equity (Deficit)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at the beginning of the period	98,889	325,049	(1,475)	495,902	495,902
Net Income	21,720	(3,930)	101,080	(61,932)
Other comprehensive income (loss)	267	306	878	918
BCE disposition			0
Comprehensive income (loss)	21,987	(3,624)	101,958	(61,014)
Net decrease in Entertainment Investment	(77,373)	(3,091)	(56,980)	(116,554)
Balance at the end of the period	43,503	318,334	43,503	318,334	(1,475)	495,902
Nonredeemable Noncontrolling Interest
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at the beginning of the period	0	2,383	(114)	2,750	2,750
Net Income	0	(212)	(553)	(579)
Other comprehensive income (loss)	0	0	0	0
BCE disposition			667
Comprehensive income (loss)	0	(212)	114	(579)
Net decrease in Entertainment Investment	0	0	0	0
Balance at the end of the period	$ 0	$ 2,171	0	2,171	(114)	2,750
MSGE SPINCO, INC [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at the beginning of the period			(1,589)	498,652	498,652	818,610	$ 904,538
Net Income					(136,200)	(219,308)	170,659
Other comprehensive income (loss)					(1,142)	(2,490)	876
Comprehensive income (loss)					(137,342)	(221,798)	171,535
Adjustments related to the transfer of certain assets and liabilities due to the 2020 Entertainment Distribution							1,394
Net decrease in Entertainment Investment					(362,899)	(98,160)	(258,857)
Balance at the end of the period					(1,589)	498,652	818,610
MSGE SPINCO, INC [Member] | Accumulated Other Comprehensive Income (Loss)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at the beginning of the period			(34,740)	(33,598)	(33,598)	(31,108)	(33,378)
Other comprehensive income (loss)					(1,142)	(2,490)	876
Adjustments related to the transfer of certain assets and liabilities due to the 2020 Entertainment Distribution							1,394
Net decrease in Entertainment Investment							0
Balance at the end of the period					(34,740)	(33,598)	(31,108)
MSGE SPINCO, INC [Member] | Nonredeemable Noncontrolling Interest
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at the beginning of the period			(114)	2,750	2,750	3,444	4,515
Net Income					(2,864)	(694)	(1,071)
Comprehensive income (loss)					(2,864)	(694)	(1,071)
Net decrease in Entertainment Investment					0		0
Balance at the end of the period					(114)	2,750	3,444
MSGE SPINCO, INC [Member] | MSG Entertainment Investment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at the beginning of the period			33,265	529,500	529,500	846,274	933,401
Net Income					(133,336)	(218,614)	171,730
Net decrease in Entertainment Investment					(362,899)	(98,160)	(258,857)
Balance at the end of the period					33,265	529,500	846,274
MSGE SPINCO, INC [Member] | Total Spinco Divisional Equity (Deficit)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at the beginning of the period			$ (1,475)	$ 495,902	495,902	815,166	900,023
Net Income					(133,336)	(218,614)	171,730
Other comprehensive income (loss)					(1,142)	(2,490)	876
Comprehensive income (loss)					(134,478)	(221,104)	172,606
Adjustments related to the transfer of certain assets and liabilities due to the 2020 Entertainment Distribution							1,394
Net decrease in Entertainment Investment					(362,899)	(98,160)	(258,857)
Balance at the end of the period					$ (1,475)	$ 495,902	$ 815,166